Subsequent Event	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Subsequent Event [Abstract]
SUBSEQUENT EVENT	11. SUBSEQUENT EVENT The Company evaluated and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.	11. SUBSEQUENT EVENT The Company evaluated and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.